Finance income (expense) (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfFinanceIncomeExpenseExplanatoryLineItems [Line Items]
Interest income on financial assets designated at fair value through profit or loss	€ 837	€ (482)	€ 160
Fair Value Of The Option Embedded	€ 2
Options [Member]
DisclosureOfFinanceIncomeExpenseExplanatoryLineItems [Line Items]
Interest income on financial assets designated at fair value through profit or loss		24	33
Snam SpA [Member]
DisclosureOfFinanceIncomeExpenseExplanatoryLineItems [Line Items]
Fair Value Of The Option Embedded		€ 26	€ 33